White Oak Select Growth Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 99.44%	Shares	Fair Value
COMMUNICATIONS - 16.64%
Internet Media & Services - 16.64%
Alphabet, Inc. - Class A(a)	11,750	$ 21,471,480
Alphabet, Inc. - Class C(a)	14,695	26,976,199
Facebook, Inc. - Class A(a)	63,650	16,442,705
		64,890,384
CONSUMER DISCRETIONARY - 18.03%
E-Commerce Discretionary - 12.92%
Amazon.com, Inc.(a)	15,705	50,353,371

Retail - Discretionary - 5.11%
Lowe's Cos., Inc.	119,390	19,920,221

CONSUMER STAPLES - 0.32%
Beverages - 0.32%
PepsiCo, Inc.	9,000	1,229,130

FINANCIALS - 15.13%
Asset Management - 5.81%
Charles Schwab Corp. (The)	439,100	22,631,214

Banking - 5.13%
JPMorgan Chase & Co.	155,565	20,016,549

Institutional Financial Services - 0.76%
State Street Corp.(b)	42,200	2,954,000

Insurance - 3.43%
Chubb Ltd.	91,890	13,385,616

HEALTH CARE - 20.23%
Biotech & Pharma - 11.84%
Amgen, Inc.	82,460	19,908,318
Novartis AG - ADR	160,990	14,564,765
Pfizer, Inc.	305,700	10,974,630

White Oak Select Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 99.44% (Continued)	Shares	Fair Value
HEALTH CARE - 20.23% (Continued)
Biotech & Pharma - 11.84% (Continued)
Viatris, Inc.(a)	41,653	$ 707,685
		46,155,398
Health Care Facilities & Services - 2.80%
Laboratory Corp. of America Holdings(a)	47,770	10,935,031

Medical Equipment & Devices - 5.59%
Alcon, Inc.(a)(b)	138,000	9,895,980
Zimmer Biomet Holdings, Inc.	77,390	11,892,521
		21,788,501
REAL ESTATE - 2.71%
REIT - 2.71%
Digital Realty Trust, Inc.	73,490	10,578,885

TECHNOLOGY - 26.38%
Semiconductors - 16.21%
KLA Corp.	75,835	21,239,108
Qualcomm, Inc.	122,300	19,113,044
Xilinx, Inc.	174,905	22,837,346
		63,189,498
Software - 2.57%
Salesforce.com, Inc.(a)	44,375	10,009,225

Technology Hardware - 5.60%
Cisco Systems, Inc.	490,000	21,844,200

Technology Services - 2.00%
Cognizant Technology Solutions Corp. - Class A	100,000	7,795,000

TOTAL COMMON STOCKS (Cost $195,031,789)		387,676,223

White Oak Select Growth Fund
Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 3.67%	Shares	Fair Value
REPURCHASE AGREEMENTS - 0.70%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $2,373,443 and a collateral value of $2,788,663	2,733,980	$ 2,733,980

COLLATERAL FOR SECURITIES LOANED - 2.97%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	11,581,345	11,581,345

TOTAL SHORT-TERM INVESTMENTS (Cost $14,315,325)		14,315,325

TOTAL INVESTMENTS- 103.11% (Cost $209,347,114)		401,991,548

Liabilities in Excess of Other Assets - (3.11)%		(12,110,710)

NET ASSETS - 100.00%		$ 389,880,838

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,803,410.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 97.80%	Shares	Fair Value
COMMUNICATIONS - 16.68%
Internet Media & Services - 16.68%
Alphabet, Inc. - Class A(a)	2,985	$ 5,454,670
Alphabet, Inc. - Class C(a)	10,089	18,520,781
Facebook, Inc. - Class A(a)	23,900	6,174,087
		30,149,538
CONSUMER DISCRETIONARY - 23.59%
Automotive - 5.35%
Gentex Corp.	292,500	9,667,125

E-Commerce Discretionary - 14.10%
Amazon.com, Inc.(a)	5,120	16,415,744
eBay, Inc.	160,500	9,069,855
		25,485,599
Leisure Facilities & Services - 4.14%
DraftKings, Inc. - Class A(a)(b)	138,555	7,497,211

FINANCIALS - 10.99%
Asset Management - 5.85%
Charles Schwab Corp. (The)	205,351	10,583,791

Institutional Financial Services - 2.22%
Bank of New York Mellon Corp. (The)	100,745	4,012,673

Insurance - 2.92%
Assurant, Inc.	38,900	5,269,783

HEALTH CARE - 23.80%
Biotech & Pharma - 7.23%
Amgen, Inc.	18,500	4,466,455
Biogen, Inc.(a)	7,100	2,006,531
Gilead Sciences, Inc.	37,085	2,432,776
GlaxoSmithKline PLC - ADR(b)	111,760	4,163,060
		13,068,822
Health Care Facilities & Services - 4.59%
McKesson Corp.	36,500	6,368,155

Pin Oak Equity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.80% (Continued)	Shares	Fair Value
HEALTH CARE - 23.80% (Continued)
Health Care Facilities & Services - 4.59% (Continued)
Quest Diagnostics, Inc.	15,000	$ 1,937,250
		8,305,405
Medical Equipment & Devices - 11.98%
Illumina, Inc.(a)	23,675	10,095,967
Intuitive Surgical, Inc.(a)	8,040	6,011,025
Medtronic PLC	49,845	5,549,244
		21,656,236
TECHNOLOGY - 22.74%
Semiconductors - 10.98%
KLA Corp.	35,275	9,879,469
Xilinx, Inc.	76,300	9,962,491
		19,841,960
Technology Services - 11.76%
Amdocs Ltd.	81,587	5,761,674
Paychex, Inc.	43,649	3,811,431
PayPal Holdings, Inc.(a)	26,230	6,145,951
Visa, Inc. - Class A(b)	28,720	5,550,140
		21,269,196

TOTAL COMMON STOCKS (Cost $99,080,843)		176,807,339

SHORT-TERM INVESTMENTS - 8.95%
REPURCHASE AGREEMENTS - 2.88%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $4,517,154 and a collateral value of $5,307,405	5,203,330	5,203,330

Pin Oak Equity Fund
Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 8.95% (Continued)	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED - 6.07%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	10,967,477	$ 10,967,477

TOTAL SHORT-TERM INVESTMENTS (Cost $16,170,807)		16,170,807

TOTAL INVESTMENTS- 106.75% (Cost $115,251,650)		192,978,146

Liabilities in Excess of Other Assets - (6.75)%		(12,202,373)

NET ASSETS - 100.00%		$ 180,775,773

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,446,706.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 96.76%	Shares	Fair Value
COMMUNICATIONS - 2.38%
Internet Media & Services - 2.38%
iQIYI, Inc. - ADR(a)(b)	13,155	$ 287,437

CONSUMER DISCRETIONARY - 22.19%
Automotive - 3.49%
Gentex Corp.	12,755	421,553

Consumer Services - 4.65%
TAL Education Group - ADR(a)(b)	7,315	562,377

Home Construction - 3.18%
PulteGroup, Inc.	8,820	383,670

Leisure Facilities & Services - 4.36%
DraftKings, Inc. - Class A(a)	9,745	527,302

Leisure Products - 3.49%
Thor Industries, Inc.(b)	3,490	422,325

Wholesale - Discretionary - 3.02%
Pool Corp.	1,030	364,805

ENERGY - 2.67%
Renewable Energy - 2.67%
SolarEdge Technologies, Inc.(a)	1,120	322,929

FINANCIALS - 5.85%
Insurance - 5.85%
Assurant, Inc.	1,830	247,910
Hartford Financial Services Group, Inc. (The)	9,565	459,311
		707,221
HEALTH CARE - 18.69%
Biotech & Pharma - 9.99%
Exelixis, Inc.(a)	14,921	331,395
Jazz Pharmaceuticals PLC(a)	3,655	568,353

Rock Oak Core Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.76% (Continued)	Shares	Fair Value
HEALTH CARE - 18.69% (Continued)
Biotech & Pharma - 9.99% (Continued)
Viatris, Inc.(a)	18,120	$ 307,859
		1,207,607
Health Care Facilities & Services - 4.96%
Cardinal Health, Inc.	5,770	310,022
Quest Diagnostics, Inc.	2,245	289,942
		599,964
Medical Equipment & Devices - 3.74%
Illumina, Inc.(a)	1,060	452,026

INDUSTRIALS - 8.13%
Aerospace & Defense - 2.45%
TransDigm Group, Inc.	535	296,005

Commercial Support Services - 2.35%
Republic Services, Inc.	3,130	283,327

Machinery - 3.33%
Colfax Corp.(a)(b)	10,855	402,938

MATERIALS - 2.98%
Construction Materials - 2.98%
Carlisle Cos., Inc.	2,485	360,151

REAL ESTATE - 2.69%
REIT - 2.69%
CyrusOne, Inc.(b)	4,465	325,722

TECHNOLOGY - 31.18%
Semiconductors - 5.93%
KLA Corp.	2,560	716,979

Software - 2.22%
Citrix Systems, Inc.	2,015	268,620

Rock Oak Core Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.76% (Continued)	Shares	Fair Value
TECHNOLOGY - 31.18% (Continued)
Technology Hardware - 18.68%
F5 Networks, Inc.(a)	2,820	$ 552,579
NetApp, Inc.	5,805	385,684
Seagate Technology PLC	7,998	528,828
Ubiquiti Networks, Inc.(b)	2,565	789,994
		2,257,085
Technology Services - 4.35%
Amdocs Ltd.	2,475	174,785
Cognizant Technology Solutions Corp. - Class A	4,500	350,775
		525,560

TOTAL COMMON STOCKS (Cost $7,941,194)		11,695,603

SHORT-TERM INVESTMENTS - 26.55%
REPURCHASE AGREEMENTS - 3.37%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $353,173 and a collateral value of $414,959	406,822	406,822

COLLATERAL FOR SECURITIES LOANED - 23.18%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	2,801,387	2,801,387

TOTAL SHORT-TERM INVESTMENTS (Cost $3,208,209)		3,208,209

TOTAL INVESTMENTS- 123.31% (Cost $11,149,403)		14,903,812

Liabilities in Excess of Other Assets - (23.31)%		(2,817,086)

NET ASSETS - 100.00%		$ 12,086,726

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,762,647.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 98.93%	Shares	Fair Value
COMMUNICATIONS - 6.47%
Advertising & Marketing - 1.94%
QuinStreet, Inc.(a)	17,875	$ 378,414

Internet Media & Services - 4.53%
Eventbrite, Inc. - Class A(a)(b)	49,500	883,575

CONSUMER DISCRETIONARY - 12.33%
Consumer Services - 6.37%
Aaron's Co., Inc. (The)(a)	3,000	50,820
Adtalem Global Education, Inc.(a)	19,770	762,924
American Public Education, Inc.(a)	14,920	429,398
		1,243,142
Home Construction - 5.96%
M/I Homes, Inc.(a)	11,710	578,123
Taylor Morrison Home Corp.(a)	22,580	586,628
		1,164,751
FINANCIALS - 16.13%
Asset Management - 8.34%
AllianceBernstein Holding LP	15,900	562,065
Artisan Partners Asset Management, Inc. - Class A	12,620	610,808
Hamilton Lane, Inc. - Class A	6,050	455,989
		1,628,862
Banking - 1.78%
Dime Community Bancshares, Inc.	21,870	347,733

Insurance - 3.87%
CNO Financial Group, Inc.	17,345	367,887
Selective Insurance Group, Inc.	5,960	387,281
		755,168
Specialty Finance - 2.14%
PROG Holdings, Inc.	8,850	417,543

River Oak Discovery Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.93% (Continued)	Shares	Fair Value
HEALTH CARE - 6.40%
Biotech & Pharma - 3.59%
United Therapeutics Corp.(a)	4,275	$ 700,330

Health Care Facilities & Services - 2.81%
Magellan Health, Inc.(a)	5,850	549,783

INDUSTRIALS - 12.14%
Commercial Support Services - 1.97%
Barrett Business Services, Inc.	6,101	384,668

Electrical Equipment - 4.20%
Advanced Energy Industries, Inc.(a)	8,000	820,640

Machinery - 5.97%
Hollysys Automation Technologies Ltd.	38,430	534,946
Kadant, Inc.(b)	4,410	630,409
		1,165,355
MATERIALS - 2.04%
Forestry, Paper & Wood Products - 2.04%
Mercer International, Inc.	35,145	397,139

TECHNOLOGY - 43.42%
Semiconductors - 24.26%
Ambarella, Inc.(a)	9,360	883,209
Cirrus Logic, Inc.(a)	7,195	674,099
Cohu, Inc.	27,400	1,114,632
Diodes, Inc.(a)	6,870	486,259
Kulicke & Soffa Industries, Inc.	25,285	901,916
Silicon Motion Technology Corp. - ADR	13,665	675,188
		4,735,303
Software - 13.04%
FireEye, Inc.(a)	24,590	516,390
NextGen Healthcare, Inc.(a)	33,665	665,894
Verint Systems, Inc.(a)	7,760	572,921
Workiva, Inc.(a)(b)	8,120	791,456
		2,546,661

River Oak Discovery Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.93% (Continued)	Shares	Fair Value
TECHNOLOGY - 43.42% (Continued)
Technology Services - 6.12%
LiveRamp Holdings, Inc.(a)	4,710	$ 356,594
Perficient, Inc.(a)	8,630	471,284
Perspecta, Inc.	12,690	367,376
		1,195,254

TOTAL COMMON STOCKS (Cost $12,722,489)		19,314,321

SHORT-TERM INVESTMENTS - 12.22%
REPURCHASE AGREEMENTS - 1.20%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $203,170 and a collateral value of $238,714	234,033	234,033

COLLATERAL FOR SECURITIES LOANED - 11.02%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	2,150,601	2,150,601

TOTAL SHORT-TERM INVESTMENTS (Cost $2,384,634)		2,384,634

TOTAL INVESTMENTS- 111.15% (Cost $15,107,123)		21,698,955

Liabilities in Excess of Other Assets - (11.15)%		(2,176,302)

NET ASSETS - 100.00%		$ 19,522,653

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,044,548.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 99.38%	Shares	Fair Value
COMMUNICATIONS - 13.70%
Internet Media & Services - 13.70%
Alphabet, Inc. - Class A(a)	9,250	$ 16,903,080
Alphabet, Inc. - Class C(a)	17,636	32,375,111
Facebook, Inc. - Class A(a)	143,225	36,999,314
		86,277,505
CONSUMER DISCRETIONARY - 10.75%
E-Commerce Discretionary - 10.75%
Amazon.com, Inc.(a)	15,400	49,375,480
eBay, Inc.	324,030	18,310,935
		67,686,415
REAL ESTATE - 2.30%
REIT - 2.30%
Digital Realty Trust, Inc.	100,770	14,505,842

TECHNOLOGY - 72.63%
Semiconductors - 25.85%
Intel Corp.	537,450	29,833,850
KLA Corp.	143,000	40,050,010
NXP Semiconductors NV	113,550	18,221,368
Qualcomm, Inc.	153,200	23,942,096
Skyworks Solutions, Inc.	145,135	24,564,099
Xilinx, Inc.	200,585	26,190,383
		162,801,806
Software - 23.90%
Akamai Technologies, Inc.(a)	136,780	15,186,683
Check Point Software Technologies Ltd.(a)	99,700	12,735,678
Citrix Systems, Inc.(b)	129,280	17,234,317
Microsoft Corp.	157,970	36,642,721
Oracle Corp.	408,601	24,691,758
Synopsys, Inc.(a)	99,295	25,364,908
VMware, Inc. - Class A(a)(b)	135,470	18,674,540
		150,530,605
Technology Hardware - 15.98%
Apple, Inc.	487,000	64,264,520
Cisco Systems, Inc.	576,180	25,686,104

Red Oak Technology Select Fund
Schedule of Investments (Continued)

COMMON STOCKS - 99.38% (Continued)	Shares	Fair Value
TECHNOLOGY - 72.63% (Continued)
Technology Hardware - 15.98% (Continued)
NetApp, Inc.	160,690	$ 10,676,244
		100,626,868
Technology Services - 6.90%
Accenture PLC - Class A	47,580	11,510,554
Global Payments, Inc.	93,157	16,444,074
Visa, Inc. - Class A	80,000	15,460,000
		43,414,628

TOTAL COMMON STOCKS (Cost $263,627,031)		625,843,669

SHORT-TERM INVESTMENTS - 3.71%
REPURCHASE AGREEMENTS - 0.61%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $3,311,691 and a collateral value of $3,891,053	3,814,752	3,814,752

COLLATERAL FOR SECURITIES LOANED - 3.10%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	19,519,974	19,519,974

TOTAL SHORT-TERM INVESTMENTS (Cost $23,334,726)		23,334,726

TOTAL INVESTMENTS- 103.09% (Cost $286,961,757)		649,178,395

Liabilities in Excess of Other Assets - (3.09)%		(19,432,849)

NET ASSETS - 100.00%		$ 629,745,546

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,781,035.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 96.94%	Shares	Fair Value
COMMUNICATIONS - 8.17%
Internet Media & Services - 8.17%
Facebook, Inc. - Class A(a)	5,525	$ 1,427,273
iQIYI, Inc. - ADR(a)(b)	26,150	571,378
Tencent Holdings Ltd. - ADR(b)	32,245	2,879,801
		4,878,452
CONSUMER DISCRETIONARY - 6.23%
Automotive - 3.22%
Tesla, Inc.(a)	2,425	1,924,310

Leisure Facilities & Services - 3.01%
DraftKings, Inc. - Class A(a)	33,140	1,793,206

ENERGY - 7.13%
Renewable Energy - 7.13%
SolarEdge Technologies, Inc.(a)(b)	14,765	4,257,192

HEALTH CARE - 3.31%
Medical Equipment & Devices - 3.31%
Illumina, Inc.(a)	4,635	1,976,549

INDUSTRIALS - 3.02%
Electrical Equipment - 3.02%
Advanced Energy Industries, Inc.(a)(b)	17,560	1,801,305

TECHNOLOGY - 69.08%
Information Technology - 2.27%
Paylocity Holdings Corp.(a)	7,220	1,353,461

Semiconductors - 28.40%
Ambarella, Inc.(a)	22,000	2,075,920
Cirrus Logic, Inc.(a)	20,830	1,951,563
Cohu, Inc.(b)	59,077	2,403,252
Diodes, Inc.(a)	25,770	1,824,001
KLA Corp.	7,590	2,125,731
Kulicke & Soffa Industries, Inc.	49,645	1,770,837

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.94% (Continued)	Shares	Fair Value
TECHNOLOGY - 69.08% (Continued)
Semiconductors - 28.40% (Continued)
Lam Research Corp.	4,285	$ 2,073,726
Qualcomm, Inc.	10,844	1,694,700
Silicon Motion Technology Corp. - ADR	20,940	1,034,646
		16,954,376
Software - 17.09%
Citrix Systems, Inc.	12,595	1,679,039
Concentrix Corp.(a)	6,000	641,520
Fortinet, Inc.(a)	11,090	1,605,277
NextGen Healthcare, Inc.(a)	88,315	1,746,871
Palo Alto Networks, Inc.(a)	5,100	1,788,825
Salesforce.com, Inc.(a)	7,480	1,687,189
Verint Systems, Inc.(a)(b)	14,335	1,058,353
		10,207,074
Technology Hardware - 10.68%
Apple, Inc.	20,120	2,655,035
F5 Networks, Inc.(a)	7,705	1,509,795
SYNNEX Corp.	4,000	326,480
Ubiquiti Networks, Inc.(b)	6,120	1,884,899
		6,376,209
Technology Services - 10.64%
Cognizant Technology Solutions Corp. - Class A	9,600	748,320
Jack Henry & Associates, Inc.(b)	8,120	1,175,695
PayPal Holdings, Inc.(a)	7,250	1,698,747
Perficient, Inc.(a)	31,260	1,707,109
Science Applications International Corp.(b)	10,665	1,024,160
		6,354,031

TOTAL COMMON STOCKS (Cost $23,320,625)		57,876,165

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 22.01%	Shares	Fair Value
REPURCHASE AGREEMENTS - 3.10%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $1,607,732 and a collateral value of $1,888,996	1,851,954	$ 1,851,954

COLLATERAL FOR SECURITIES LOANED - 18.91%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	11,289,986	11,289,986

TOTAL SHORT-TERM INVESTMENTS (Cost $13,141,940)		13,141,940

TOTAL INVESTMENTS- 118.95% (Cost $36,462,565)		71,018,105

Liabilities in Excess of Other Assets - (18.95)%		(11,313,471)

NET ASSETS - 100.00%		$ 59,704,634

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,853,707.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund
Schedule of Investments
As of January 31, 2021 (Unaudited)

COMMON STOCKS - 98.91%	Shares	Fair Value
HEALTH CARE - 98.91%
Biotech - 26.49%
Alexion Pharmaceuticals, Inc.(a)	10,610	$ 1,626,831
Amgen, Inc.	10,240	2,472,243
Biogen, Inc.(a)	6,850	1,935,879
Exelixis, Inc.(a)	66,265	1,471,746
Gilead Sciences, Inc.	15,390	1,009,584
Regeneron Pharmaceuticals, Inc.(a)	2,855	1,438,463
United Therapeutics Corp.(a)	13,650	2,236,143
Vertex Pharmaceuticals, Inc.(a)	4,315	988,480
		13,179,369
Health Care Services - 8.48%
Charles River Laboratories International, Inc.(a)	11,015	2,853,436
Quest Diagnostics, Inc.	10,545	1,361,887
		4,215,323
Health Care Supply Chain - 16.49%
AmerisourceBergen Corp.	14,440	1,504,648
Cardinal Health, Inc.	17,409	935,385
Cigna Corp.	15,148	3,287,873
McKesson Corp.	14,206	2,478,521
		8,206,427
Large Pharma - 11.93%
GlaxoSmithKline PLC - ADR(b)	51,490	1,918,002
Johnson & Johnson	7,688	1,254,143
Merck & Co., Inc.	18,800	1,448,916
Novartis AG - ADR	14,600	1,320,862
		5,941,923
Life Science & Diagnostics - 4.32%
Illumina, Inc.(a)	5,035	2,147,125

Managed Care - 10.38%
Anthem, Inc.	5,415	1,608,147
Humana, Inc.	2,500	957,775
UnitedHealth Group, Inc.	7,800	2,601,924
		5,167,846

Live Oak Health Sciences Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.91% (Continued)	Shares	Fair Value
HEALTH CARE - 98.91% (Continued)
Medical Devices - 10.56%
Medtronic PLC	18,746	$ 2,086,992
Stryker Corp.	7,060	1,560,331
Zimmer Biomet Holdings, Inc.	10,460	1,607,388
		5,254,711
Medical Equipment - 7.19%
Alcon, Inc.(a)(b)	28,995	2,079,232
Intuitive Surgical, Inc.(a)	2,005	1,499,018
		3,578,250
Specialty & Generic Pharma - 3.07%
Jazz Pharmaceuticals PLC(a)	9,295	1,445,373
Viatris, Inc.(a)	4,636	78,766
		1,524,139

TOTAL COMMON STOCKS (Cost $33,111,436)		49,215,113

SHORT-TERM INVESTMENTS - 9.63%
REPURCHASE AGREEMENTS - 1.15%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.02%, dated 1/29/2021 and maturing 2/1/2021, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 0.38% and maturity dates ranging from 1/15/2024 to 1/15/2027 with a par value of $495,637 and a collateral value of $582,346	570,926	570,926

COLLATERAL FOR SECURITIES LOANED - 8.48%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(c)	4,219,839	4,219,839

TOTAL SHORT-TERM INVESTMENTS (Cost $4,790,765)		4,790,765

Live Oak Health Sciences Fund
Schedule of Investments (Continued)

Fair Value
TOTAL INVESTMENTS- 108.54% (Cost $37,902,201)	$ 54,005,878

Liabilities in Excess of Other Assets - (8.54)%	(4,251,380)

NET ASSETS - 100.00%	$ 49,754,498

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,957,254.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of January 31, 2021 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of January 31, 2021:

	Market Value of	Cash Collateral
	Securities on Loan	Received
White Oak Select Growth Fund	$10,803,410	$11,581,345
Pin Oak Equity Fund	10,446,706	10,967,477
Rock Oak Core Growth Fund	2,762,647	2,801,387
River Oak Discovery Fund	2,044,548	2,150,601
Red Oak Technology Select Fund	18,781,035	19,519,974
Black Oak Emerging Technology Fund	10,853,707	11,289,986
Live Oak Health Sciences Fund	3,957,254	4,219,839

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At January 31, 2021, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$208,558,597	$194,129,289	$(696,338)	$193,432,951
Pin Oak Equity Fund	115,043,688	78,291,655	(357,197)	77,934,458
Rock Oak Core Growth Fund	11,134,620	3,776,658	(7,466)	3,769,192
River Oak Discovery Fund	15,034,062	6,798,456	(133,563)	6,664,893
Red Oak Technology Select Fund	286,065,767	363,535,684	(423,056)	363,112,628
Black Oak Emerging Technology Fund	36,426,704	34,666,972	(75,571)	34,591,401
Live Oak Health Sciences Fund	38,361,803	16,332,749	(688,674)	15,644,075

As of January 31, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$387,676,223	$-	$-	$387,676,223
Short Term Investments
Repurchase Agreements	-	2,733,980	-	2,733,980
Collateral for Securities Loaned*	-	-	-	11,581,345
Total	$387,676,223	$2,733,980	$-	$401,991,548

PIN OAK EQUITY FUND
Common Stocks	$176,807,339	$-	$-	$176,807,339
Short Term Investments
Repurchase Agreements	-	5,203,330	-	5,203,330
Collateral for Securities Loaned*	-	-	-	10,967,477
Total	$176,807,339	$5,203,330	$-	$192,978,146

ROCK OAK CORE GROWTH FUND
Common Stocks	$11,695,603	$-	$-	$11,695,603
Short Term Investments
Repurchase Agreements	-	406,822	-	406,822
Collateral for Securities Loaned*	-	-	-	2,801,387
Total	$11,695,603	$406,822	$-	$14,903,812

RIVER OAK DISCOVERY FUND
Common Stocks	$19,314,321	$-	$-	$19,314,321
Short Term Investments
Repurchase Agreements	-	234,033	-	234,033
Collateral for Securities Loaned*	-	-	-	2,150,601
Total	$19,314,321	$234,033	$-	$21,698,955

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$625,843,669	$-	$-	$625,843,669
Short Term Investments	-
Repurchase Agreements	-	3,814,752	-	3,814,752
Collateral for Securities Loaned*	-	-	-	19,519,974
Total	$625,843,669	$3,814,752	$-	$649,178,395

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$57,876,165	$-	$-	$57,876,165
Short Term Investments
Repurchase Agreements		1,851,954	-	1,851,954
Collateral for Securities Loaned*	-	-	-	11,289,986
Total	$57,876,165	$1,851,954	$-	$71,018,105

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$49,215,113	$-	$-	$49,215,113
Short Term Investments
Repurchase Agreements	-	570,926	-	570,926
Collateral for Securities Loaned*	-	-	-	4,219,839
Total	$49,215,113	$570,926	$-	$54,005,878

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.